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John Hancock(R)
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JOHN HANCOCK FUNDS


                                                       JOHN HANCOCK SECTOR FUNDS
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                                                           INSTITUTIONAL CLASS I

                                                       Financial Industries Fund

                                                                 Technology Fund



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Prospectus
3.1.2006


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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
        JOHN HANCOCK SECTOR FUNDS -- INSTITUTIONAL CLASS I
        ------------------------------------------------------------------------
        Financial Industries Fund                                              4
        Technology Fund                                                        6


        YOUR ACCOUNT
        ------------------------------------------------------------------------
        Who can buy shares                                                     8
        Opening an account                                                     8
        Buying shares                                                          9
        Selling shares                                                        10
        Transaction policies                                                  12
        Dividends and account policies                                        14
        Additional investor services                                          14


        FUND DETAILS
        ------------------------------------------------------------------------
        Business structure                                                    15
        Management biographies                                                16
        Financial highlights                                                  17


FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
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John Hancock Sector Funds -- Institutional Class I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock sector funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2005, managed approximately $28 billion in assets.


FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art]         Goal and strategy
                   The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art]         Past performance
                   The fund's total return, measured year-by-year and over time.

[Clip Art]         Main risks
                   The major risk factors associated with the fund.

[Clip Art]         Your expenses
                   The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Financial Industries Fund

[Clip Art] GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[Clip Art] PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 17.49%
Worst quarter: Q3 '02, -13.97%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Standard & Poor's 500 Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

[THE FOLLOWING IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                  2002         2003         2004         2005
                                  -15.86%      26.88%       10.24%       10.62%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                          1 year         Class I
Class I before tax (began 3-1-01)                          10.62%         3.70%
Class I after tax on distributions                          7.79%         2.91%
Class I after tax on distributions, with sale               6.91%         2.76%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                 4.91%         1.81%
Standard & Poor's 500 Financial Index                       6.50%         5.43%

[Clip Art] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates. In addition, securities of small- and medium-size companies are more volatile than those of larger companies.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_|  Certain derivatives could produce disproportionate losses.

|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

|_| Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------
[Clip Art] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                          0.77%
Other expenses                                          0.14%
Total fund operating expenses                           0.91%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                       Year 1        Year 3        Year 5       Year 10
--------------------------------------------------------------------------------
                                $  93        $ 290         $ 504        $1,120

SUBADVISER
Sovereign Asset Management LLC
Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

James K. Schmidt, CFA
Managed fund since it began in 1996
Primarily responsible for fund management

Thomas M. Finucane
Rejoined fund team in 2004
Day-to-day purchase and sale decisions
Analysis of insurance, brokerage and asset management issuers

Lisa A. Welch
Joined fund team in 1998
Analysis of banking sector issuers

See page 16 for the management biographies.

FUND CODES

Class I           Ticker                    FIDIX
                  CUSIP                     409905858
                  Newspaper                 --
                  SEC number                811-3999
                  JH fund number            470

Technology Fund

[Clip Art] GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.

In managing the portfolio, the manager focuses primarily on stock selection rather than industry allocation. The manager invests in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
--------------------------------------------------------------------------------

[Clip Art] PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 26.38%
Worst quarter: Q2 '02, -37.79%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

[THE FOLLOWING IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                  2002         2003         2004         2005
                                  -49.19%      64.29%       -4.83%       -3.81%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                          1 year         Class I
Class I before tax (began 3-1-01)                          -3.81%         -11.79%
Class I after tax on distributions                         -3.81%         -11.79%
Class I after tax on distributions, with sale              -2.47%          -9.61%
Standard & Poor's 500 Index                                 4.91%           1.81%
Russell 3000 Technology Index                               1.99%          -4.31%*

*From 2-28-01 - 12-31-05

[Clip Art] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies may face special risks, such as short product cycles that are difficult to predict. Some technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_|  Certain derivatives could produce disproportionate losses.

|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

|_| Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
--------------------------------------------------------------------------------

[Clip Art] YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                          0.78%
Other expenses                                          0.18%
Total fund operating expenses                           0.96%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                       Year 1        Year 3        Year 5       Year 10
--------------------------------------------------------------------------------
Class I                         $  98        $ 306         $  531       $1,178

SUBADVISER

Sovereign Asset Management LLC
Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGER

Anurag Pandit, CFA
Joined fund team in 2005

See page 16 for the management biographies.

FUND CODES

Class I           Ticker                    JHTIX
                  CUSIP                     478032758
                  Newspaper                 --
                  SEC number                811-3392
                  JH fund number            483

Your account
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WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

|_|  Retirement and other benefit plans and their participants

|_|  Rollover assets for participants whose plans are invested in the fund

|_|  Endowment funds and foundations

|_| Any state, county or city, or its instrumentality, department, authority or agency

|_| Accounts registered to insurance companies, trust companies and bank trust departments

|_|  Investment companies not affiliated with the adviser

|_| Investors who participate in fee-based, wrap and other investment platform programs

|_|  Any entity that is considered a corporation for tax purposes

|_| Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5    Make your initial investment using the table on the next page.

6    Important information about opening a new account

     To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
     Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

     For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

     For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

John Hancock Funds, LLC, the funds' principal distributor, may pay significant compensation out of its own resources to your financial representative. These payments are described in the Statement of Additional Information (SAI).

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

8 YOUR ACCOUNT

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Buying shares
------------------------------------------------------------------------------------------------------------------------------------
                  Opening an account                                         Adding to an account
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By check
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[Clip Art]        |_|   Make out a check for the investment amount,          |_|   Make out a check for the investment amount
                        payable to "John Hancock Signature Services, Inc."         payable to "John Hancock Signature Services,
                                                                                   Inc."
                  |_|   Deliver the check and your completed application
                        to your financial representative, or mail them to    |_|   If your account statement has a detachable
                        Signature Services (address below).                        investment slip, please complete in its entirety.
                                                                                   If no slip is available, include a note
                                                                                   specifying the fund name(s), your share class,
                                                                                   your account number and the name(s) in which the
                                                                                   account is registered.

                                                                             |_|   Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below).
------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Call your financial representative or Signature      |_|   Call your financial representative or Signature
                        Services to request an exchange.                           Services to request an exchange.

                  |_|   You may only exchange Class I shares or Money        |_|   You may only exchange Class I shares or Money
                        Market Fund Class A shares.                                Market Fund Class A shares.
------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Deliver your completed application to your           |_|   Obtain wiring instructions by calling Signature
                        financial representative, or mail it to Signature          Services at 1-888-972-8696.
                        Services.
                                                                             |_|   Instruct your bank to wire the amount of your
                  |_|   Obtain your account number by calling your                 investment.
                        financial representative or Signature Services.

                  |_|   Obtain wiring instructions by calling Signature
                        Services at 1-888-972-8696.
                                                                             Specify the fund name, your share class, your account
                  |_|   Instruct your bank to wire the amount of your        number and the name(s) in which the account is
                        investment.                                          registered. Your bank may charge a fee to wire funds.

                  Specify the fund name, your share class, your account
                  number and the name(s) in which the account is registered.
                  Your bank may charge a fee to wire funds.
------------------------------------------------------------------------------------------------------------------------------------
By phone
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[Clip Art]       See "By exchange" and "By wire."                            |_|   Verify that your bank or credit union is a member
                                                                                   of the Automated Clearing House (ACH) system.

                                                                             |_|   Complete the "To Purchase, Exchange or Redeem
                                                                                   Shares via Telephone" and "Bank Information"
                                                                                   sections on your account application.

                                                                             |_|   Call Signature Services between 8:30 A.M. and
                                                                                   5:00 P.M. Eastern Time on most business days to
                                                                                   verify that these features are in place on your
                                                                                   account.

                                                                             |_|   Call your financial representative or Signature
                                                                                   Services with the fund name(s), your share class,
                                                                                   your account number, the name(s) in which the
                                                                                   account is registered and the amount of your
                                                                                   investment.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


                                                                  YOUR ACCOUNT 9

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Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                             To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Sales of any amount.                                 |_|   Write a letter of instruction indicating the fund
                                                                                   name, your account number, your share class, the
                                                                                   name(s) in which the account is registered and
                                                                                   the dollar value or number of shares you wish to
                                                                                   sell.

                                                                             |_|   Include all signatures and any additional
                                                                                   documents that may be required (see next page).

                                                                             |_|   Mail the materials to Signature Services.

                                                                             |_|   A check or wire will be sent according to your
                                                                                   letter of instruction.

                                                                             |_|   Certain requests will require a Medallion
                                                                                   signature guarantee. Please refer to "Selling
                                                                                   shares in writing" on the next page.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        Amounts up to $100,000:                                    |_|   Redemption proceeds of up to $100,000 may be sent
                  |_|   Most accounts.                                             by wire or by check. A check will be mailed to
                                                                                   the exact name(s) and address on the account.

                                                                             |_|   To place your request with a representative at
                                                                                   John Hancock Funds, call Signature Services
                                                                                   between 8:30 A.M. and 5:00 P.M. Eastern Time on
                                                                                   most business days or your financial
                                                                                   representative.

                  Amounts up to $5 million:                                  |_|   Redemption proceeds exceeding $100,000 must be
                  |_|   Available to the following types of accounts:              wired to your designated bank account.
                        custodial accounts held by banks, trust
                        companies or broker-dealers; endowments and          |_|   Redemption proceeds exceeding $100,000 and sent
                        foundations; corporate accounts; group                     by check will require a letter of instruction
                        retirement plans; and pension accounts                     with a Medallion signature guarantee. Please
                        (excluding IRAs, 403(b) plans and all John                 refer to "Selling shares in writing" on the next
                        Hancock custodial retirement accounts).                    page.
------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Requests by letter to sell any amount.               |_|   To verify that the telephone redemption privilege
                                                                                   is in place on an account, or to request the
                  |_|   Qualified requests by phone to sell up                     forms to add it to an existing account, call
                        to $5 million (accounts with telephone                     Signature Services.
                        redemption privileges).
                                                                             |_|   Amounts of $5 million or more will be wired on
                                                                                   the next business day.

                                                                             |_|   Amounts up to $100,000 may be sent by EFT or by
                                                                                   check. Funds from EFT transactions are generally
                                                                                   available by the second business day. Your bank
                                                                                   may charge a fee for this service.
------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Sales of any amount.                                 |_|   Obtain a current prospectus for the fund into
                                                                                   which you are exchanging by calling your
                                                                                   financial representative or Signature Services.

                                                                             |_|   You may only exchange Class I shares or Money
                                                                                   Market Fund Class A shares.

                                                                             |_|   Call your financial representative or Signature
                                                                                   Services to request an exchange.

10 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

|_|  your address of record has changed within the past 30 days

|_| you are selling more than $100,000 worth of shares and are requesting payment by check

|_| you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

|_| you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------------------------------
Seller                                                Requirements for written requests       [Clip Art]
--------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts     |_|   Letter of instruction.
(custodial accounts for minors).
                                                      |_|   On the letter, the signatures of all persons
                                                            authorized to sign for the account, exactly
                                                            as the account is registered.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above). Owners of corporate, sole
                                                            proprietorship, general partner or
                                                            association accounts.
--------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general     |_|   Letter of instruction.
partner or association accounts.
                                                      |_|   Corporate business/organization resolution,
                                                            certified within the past 12 months, or a
                                                            John Hancock Funds business/organization
                                                            certification form.

                                                      |_|   On the letter and the resolution, the
                                                            signature of the person(s) authorized to
                                                            sign for the account.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                 |_|   Letter of instruction.

                                                      |_|   On the letter, the signature(s) of the
                                                            trustee(s).

                                                      |_|   Copy of the trust document certified within
                                                            the past 12 months or a John Hancock Funds
                                                            trust certification form.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of             |_|   Letter of instruction signed by surviving
survivorship with a deceased co-tenant(s).                   tenant.

                                                      |_|   Copy of death certificate.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).

                                                      |_|   Inheritance tax waiver (if applicable).
--------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                     |_|   Letter of instruction signed by executor.

                                                      |_|   Copy of order appointing executor, certified
                                                            within the past 12 months.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).

                                                      |_|   Inheritance tax waiver (if applicable).
--------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other     |_|   Call 1-888-972-8696 for instructions.
sellers or  account types not listed above.
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------

                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the effi-cient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

12 YOUR ACCOUNT

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

                                                                 YOUR ACCOUNT 13

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

|_| after every transaction (except a dividend reinvestment) that affects your account balance

|_|  after any changes of name or address of the registered owner(s)

|_|  in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31. Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Any capital gains are distributed annually. The funds declare and pay any income dividends annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the SAI and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

14 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the funds' operations. The trustees of Financial Industries Fund have the power to change the fund's investment goal without shareholder approval.

The trustees of each fund have the power to change the focus of a fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fees paid to the investment adviser by the John Hancock sector funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                         % of net assets
--------------------------------------------------------------------------------
Financial Industries Fund                                    0.77%
Technology Fund                                              0.78


A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available each funds' annual report to shareholders dated October 31, 2005.

Subadviser Sovereign Asset Management LLC ("Sovereign") subadvises each of the funds. Sovereign was founded in 1979 and provides investment advisory services to induvidual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2005, had a total assets under management of approximately $25 billion.

                                                                FUND DETAILS  15

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock sector funds, including a brief summary of their business careers over the past five years. Each fund's Statement of Additional Information includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund, and their ownership of fund shares, if any.


Thomas M. Finucane
----------------------------------------------
Vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
  (2004-2005)
Senior vice president and research analyst, State Street Research & Management
  (2002-2004)
Vice president, John Hancock Advisers, LLC
  (1990-2002)
Began business career in 1983


Anurag Pandit, CFA
----------------------------------------------
Senior vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Senior vice president, John Hancock
  Advisers, LLC (1996-2005)
Began business career in 1984


James K. Schmidt, CFA
----------------------------------------------
Executive vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Executive vice president, John Hancock
  Advisers, LLC (1992-2005)
Began business career in 1979


Lisa A. Welch
----------------------------------------------
Vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Vice president and portfolio manager, John
  Hancock Advisers, LLC (2002-2005)
Analyst, John Hancock Advisers, LLC
  (1998-2002)
Began business career in 1986

16 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This table details the performance of the funds' Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Financial Industries Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                 10-31-01(1)     10-31-02       10-31-03        10-31-04      10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $18.50          $15.42         $14.40          $16.98       $18.07
Net investment income(2)                                         0.09            0.12           0.17            0.22         0.20
Net realized and unrealized gain (loss) on investments          (3.17)          (0.78)          2.41            0.87         2.13
Total from investment operations                                (3.08)          (0.66)          2.58            1.09         2.33
Less distributions
From net investment income                                        --               --             --              --        (0.22)
From net realized gain                                            --            (0.36)            --              --        (0.33)
                                                                  --            (0.36)            --              --        (0.55)
Net asset value, end of period                                 $15.42          $14.40         $16.98          $18.07       $19.85
Total return(3) (%)                                            (16.65)(4)       (4.58)(5)      17.92            6.42        13.17
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $1              $1             --(6)           --(6)        --(6)
Ratio of expenses to average net assets (%)                      0.88(7)         0.89           0.90            0.91         0.91
Ratio of adjusted expenses to average net assets(8) (%)            --            0.90             --              --           --
Ratio of net investment income to average net assets (%)         0.73(7)         0.74           1.15            1.21         1.04
Portfolio turnover (%)                                            135              70             66              29           14

(1)  Class I shares began operations on 3-1-01.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)  Less than $500,000.
(7)  Annualized.
(8)  Does not take into consideration expense reductions during the period shown.
--------------------------------------------------------------------------------
The following return is not audited and is not part of the audited financial highlights presented above: Without the expense reductions, the return for the year ended October 31, 2002 would have been (4.59%), for Class I.

                                                                 FUND DETAILS 17

Technology Fund
Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 audited by Deloitte & Touche LLP.

CLASS I SHARES PERIOD ENDED:                                 10-31-01(1,2)   10-31-02(2)    10-31-03        10-31-04      10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.95         $  4.23        $  2.44         $  4.10      $ 3.47
Net investment loss(3)                                           (0.02)          (0.02)         (0.02)          (0.03)      (0.01)
Net realized and unrealized gain (loss) on investments           (2.70)          (1.77)          1.68           (0.60)       0.21
Total from investment operations                                 (2.72)          (1.79)          1.66           (0.63)       0.20
Net asset value, end of period                                 $  4.23         $  2.44        $  4.10         $  3.47      $ 3.67
Total return(4) (%)                                             (39.14)(5)      (43.32)         68.03(6)       (15.37)       5.76
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $3              $2             --(7)           --(7)       --(7)
Ratio of expenses to average net assets (%)                       0.87(8)         0.90           0.94            0.95        0.96
Ratio of adjusted expenses to average net assets(9) (%)             --              --           0.95              --          --
Ratio of net investment loss to average net assets (%)           (0.50)(8)       (0.54)         (0.65)          (0.74)      (0.16)
Portfolio turnover (%)                                              47              28             42              34          66

(1)  Class I shares began operations on 3-1-01.
(2)  Audited by previous auditor.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)  Less than $500,000.
(8)  Annualized.
(9)  Does not take into consideration expense reductions during the period shown.
--------------------------------------------------------------------------------
The following return is not audited and is not part of the audited financial highlights presented above: Without the expense reduction, the return for the year ended October 31, 2003 would have been 68.02% for Class I.

18 FUND DETAILS

For more information
-----------------------------------------------------------------------------------------------------------------------------------
Two documents are available that offer further               To request a free copy of the current annual/semiannual report or the
information on John Hancock sector funds:                    SAI, please contact John Hancock:

Annual/Semiannual Report to Shareholders                     By mail: John Hancock Signature Services, Inc.
Includes financial statements, a discussion of the           1 John Hancock Way, Suite 1001
market conditions and investment strategies that             Boston, MA 02217-1001
significantly affected performance, as well as the
auditors' report (in annual report only).                    By phone: 1-888-972-8696
                                                             By EASI-Line: 1-800-597-1897
Statement of Additional Information (SAI)                    By TDD: 1-800-554-6713
The SAI contains more detailed information on all
aspects of the funds. Each fund's SAI includes a             In addition, you may visit the funds' Web site at www.jhfunds.com to
summary of the fund's policy regarding disclosure            obtain a free copy of a prospectus, SAI, annual or semiannual report or
of its portfolio holdings. The current annual                to request other information.
report is included in the SAI. A current SAI has
been filed with the Securities and Exchange                  Or you may view or obtain these documents from the SEC:
Commission and is incorporated by reference into
(is legally a part of) this prospectus.                      By mail: Public Reference Section
                                                             Securities and Exchange Commission
                                                             Washington, DC 20549-0102
                                                             (duplicating fee required)

                                                             In person: at the SEC's Public Reference Room in Washington, DC.
                                                             For access to the Reference Room call 1-202-942-8090

                                                             By electronic request: publicinfo@sec.gov
                                                             (duplicating fee required)

                                                             On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC KMFPN 3/06
-----------------------------------------------------------------------------------------------------------------------------------

[LOGO] John Hancock(R)

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street Boston, MA 02210-2805

www.jhfunds.com

------------------------------------
Now available: electronic delivery

www.jhfunds.com/edelivery
------------------------------------